UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  April 30, 2017

Item 1. Reports to Stockholders.

Annual Report
April 30, 2017

Aptus Behavioral Momentum ETF
Ticker: BEMO

Aptus Behavioral Momentum ETF

Aptus Behavioral Momentum ETF

Dear BEMO Shareholders,

Thank you for your investment in the Aptus Behavioral Momentum ETF, referred to herein as “BEMO” or the “Fund”.  The information presented in this letter relates to BEMO’s performance from its inception date of June 8, 2016 through April 30, 2017.

BEMO seeks to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index (the “Index”).  The Index is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities.  The proprietary Index methodology, developed by Aptus Capital Advisors, quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate U.S. Treasury Bonds dependent on the overall market environment.

For the period June 8, 2016 through April 30, 2017, BEMO was up 6.99% at market and 7.01% at NAV.

The largest positive contributor to return for the Period was NVIDIA Corp (NVDA), gaining 80.03% and adding 3.38% to the return of BEMO.  The second largest contributor was Applied Materials (AMAT), gaining 34.87% and adding 1.28% to the return of BEMO.  The third largest contributor was Medivation (MDVN), gaining 28.76% and adding 1.18% to the return of BEMO.

The largest negative contributor to the return for the Period was Newmont Mining Corp (NEM), down 28.11% and detracting 1.21% from BEMO.  The second largest negative contributor was Kohls (KSS), down 25.93% and detracting 1.04% from BEMO.  The third largest negative contributor was Vereit (VER), down 18.38% and detracting 0.75% from BEMO.

The Index is rebalanced on a rolling 28-day cycle.  The Index methodology is designed to adapt to the market environment by seeking exposure to individual names where market participants are pushing prices higher.  In addition, the Index aims to provide built-in risk management designed to avoid most large negative market movements.

The presidential election in November has created a shifting landscape with sector leadership in the markets being far from sticky.  As the new administration’s agenda and impact become more evident, this may change.  Momentum as a factor may benefit from more consistent sector leadership.  The Index is designed to adapt as the markets determine which sectors will lead and which will lag.

Aptus Behavioral Momentum ETF

We appreciate your investment.  If we can ever elaborate on the underlying methodology of the Aptus Behavioral Momentum Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your investment in BEMO.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Investing involves risk. Principal loss is possible. The behavioral momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in small capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

The Aptus Behavioral Momentum Index is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities. The proprietary Index methodology developed by Aptus Capital Advisors quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks to gain exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate Treasury Bonds dependent on the overall market environment. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Aptus Capital Advisors is the adviser to the Aptus Behavioral Momentum ETF, which is distributed by Quasar Distributors, LLC.

Aptus Behavioral Momentum ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

Since
Total Returns	Inception
Period Ending April 30, 2017	(6/8/2016)
Aptus Behavioral Momentum ETF — NAV	7.01%
Aptus Behavioral Momentum ETF — Market	6.99%
Aptus Behavioral Momentum Index	7.85%
S&P 500 Index	14.56%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2016 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus Behavioral Momentum ETF

PORTFOLIO ALLOCATION
As of April 30, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	49.4%
Finance and Insurance	22.5
Transportation and Warehousing	8.6
Accommodation and Food Services	4.1
Information	4.1
Administrative and Support and Waste
Management and Remediation Services	3.9
Utilities	3.7
Retail Trade	3.6
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
April 30, 2017

Shares	Security Description	Value

	COMMON STOCKS – 99.9%

	Accommodation and Food Services – 4.1%
14,254	Marriott International, Inc.	$1,345,863

	Administrative and Support and Waste
	Management and Remediation Services – 3.9%
17,628	Waste Management, Inc.	1,282,966

	Finance and Insurance – 22.5%
30,181	Charles Schwab Corporation	1,172,532
28,354	CIT Group, Inc.	1,313,074
34,728	Citizens Financial Group, Inc.	1,274,865
51,394	Fifth Third Bancorp	1,255,555
28,856	Morgan Stanley	1,251,485
87,486	Regions Financial Corporation	1,202,932
		7,470,443

	Information – 4.1%
9,053	Netflix, Inc. (a)	1,377,867

	Manufacturing – 49.4%
37,689	Alcoa Corporation	1,271,250
37,168	Applied Materials, Inc.	1,509,392
45,766	Corning, Inc.	1,320,349
13,743	Danaher Corporation	1,145,204
8,459	IDEXX Laboratories, Inc. (a)	1,418,828
8,821	Incyte Corporation (a)	1,096,274
18,088	Microchip Technology, Inc.	1,367,091
31,835	NetApp, Inc.	1,268,625
19,603	NVIDIA Corporation	2,044,593
29,693	Seagate Technology plc	1,250,966
11,350	Vertex Pharmaceuticals, Inc. (a)	1,342,705
15,442	Western Digital Corporation	1,375,419
		16,410,696

	Retail Trade – 3.6%
4,284	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,205,689

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Transportation and Warehousing – 8.6%
32,445	CSX Corporation	$1,649,504
17,083	United Continental Holdings, Inc. (a)	1,199,397
		2,848,901

	Utilities – 3.7%
23,546	ONEOK, Inc.	1,238,755
	TOTAL COMMON STOCKS
	(Cost $30,579,387)	33,181,180
	TOTAL INVESTMENTS – 99.9%
	(Cost $30,579,387)	33,181,180
	Other Assets in Excess of Liabilities – 0.1%	33,036
	NET ASSETS – 100.0%	$33,214,216

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect these sectors.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2017

ASSETS
Investments in securities, at value (Cost $30,579,387)	$33,181,180
Dividends receivable	20,252
Cash	33,416
Total assets	33,234,848

LIABILITIES
Management fees payable	20,632
Total liabilities	20,632

NET ASSETS	$33,214,216

Net assets consist of:
Paid-in capital	$32,055,060
Undistributed (accumulated) net investment income (loss)	47,993
Accumulated net realized gain (loss) on investments	(1,490,630)
Net unrealized appreciation (depreciation) on investments	2,601,793
Net assets	$33,214,216

Net asset value:
Net assets	$33,214,216
Shares outstanding^	1,250,000
Net asset value, offering and redemption price per share	$26.57

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2017*

INCOME
Dividends	$404,133
Total investment income	404,133

EXPENSES
Management fees	159,261
Total expenses	159,261
Net investment income (loss)	244,872

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,518,199)
Change in unrealized appreciation (depreciation) of investments	2,601,793
Net realized and unrealized gain (loss) on investments	1,083,594
Net increase (decrease) in net assets resulting from operations	$1,328,466

*	The Fund commenced operations on June 8, 2016. The information presented is for the period from June 8, 2016 to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2017*
OPERATIONS
Net investment income (loss)	$244,872
Net realized gain (loss) on investments	(1,518,199)
Change in unrealized appreciation
(depreciation) of investments	2,601,793
Net increase (decrease) in net assets
resulting from operations	1,328,466

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(169,310)
Total distributions to shareholders	(169,310)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	32,055,060
Net increase (decrease) in net assets
derived from capital
share transactions (a)	32,055,060
Net increase (decrease) in net assets	$33,214,216

NET ASSETS
Beginning of period	$—
End of period	$33,214,216
Undistributed (accumulated) net
investment income (loss)	$47,993

(a)	A summary of capital share transactions is as follows:

Period Ended
April 30, 2017*
Shares
Subscriptions	1,250,000
Net increase (decrease)	1,250,000

*	The Fund commenced operations on June 8, 2016. The information presented is for the period from June 8, 2016 to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2017(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.28
Net realized and unrealized gain (loss) on investments	1.47
Total from investment operations	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.18)
Total distributions	(0.18)

Net asset value, end of period	$26.57
Total return	7.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	1.21	%(4)
Portfolio turnover rate(5)	144	%(3)

(1)	Commencement of operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2017

NOTE 1 – ORGANIZATION

Aptus Behavioral Momentum ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s  shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index (the “Index”). The Fund commenced operations on June 8, 2016.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$33,181,180	$—	$—	$33,181,180
Total Investments
in Securities	$33,181,180	$—	$—	$33,181,180

^	See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended April 30, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

As of and during the period ended April 30, 2017, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to return of capital from underlying investments.

For the period ended April 30, 2017, the following table shows the reclassifications made:

Undistributed Net	Accumulated
Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital
$(27,569)	$27,569	$—

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to April 30, 2017, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser an annual rate of 0.79% based on the Fund’s average daily net assets.

For the period ended April 30, 2017, the Fund paid Penserra Securities, LLC, an affiliate of the sub-adviser, $509 for brokerage commissions.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended April 30, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $34,239,796 and $33,946,461, respectively.

During the period ended April 30, 2017, there were no purchases or sales of U.S. Government securities.

During the period ended April 30, 2017, in-kind transactions associated with creations were $31,806,650 and there were no redemptions.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at April 30, 2017 were as follows:

Tax cost of investments	$30,642,744
Gross tax unrealized appreciation	3,212,986
Gross tax unrealized depreciation	(674,550)
Total unrealized appreciation/(depreciation)	$2,538,436
Undistributed ordinary Income	47,993
Undistributed long term capital gains	—
Total distributable earnings	47,993
Other accumulated gain/(loss)	(1,427,273)
Total accumulated gain/(loss)	$1,159,156

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to recognizing losses from wash sales.

As of April 30, 2017, the Fund deferred, on a tax-basis, no post-October capital losses or late-year ordinary losses.

As of April 30, 2017, the Fund had a short-term capital loss carryforward of $1,427,273. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the period ended April 30, 2017 were as follows:

Ordinary Income	$169,310

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the BATS Exchange, Inc. (“BATS”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Aptus Behavioral Momentum ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Aptus Behavioral Momentum ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aptus Behavioral Momentum ETF (the “Fund”), a series of ETF Series Solutions, as of April 30, 2017, and the related statements of operations and changes in net assets, and the financial highlights for the period June 8, 2016 (commencement of operations) through April 30, 2017.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aptus Behavioral Momentum ETF as of April 30, 2017, the results of its operations, changes in its net assets, and the financial highlights for the period June 8, 2016 (commencement of operations) through April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 22, 2017

Aptus Behavioral Momentum ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Additional information about each Trustee of the Trust is set forth below. The adress of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	16	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013).
since
2013

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	16	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (37
	Audit		(2000–2011).		portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman, CPA	Trustee	Indefinite	Retired; formerly Audit	16	None
Born: 1947	and	term;	Partner specializing in
	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder, President	16	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (37
portfolios).

Aptus Behavioral Momentum ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015);
Born: 1982	Compliance	term;	Vice President, USBFS (2014-2015);
	Officer	since 2015	Assistant Vice President, USBFS (2011-2014).
Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011-2015); Manager,
		since	PricewaterhouseCoopers LLP (accounting firm)
		2014	(2005–2011).
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since	(2011-2013).
2015

The Statement of Additional Information includes additional information about the Trustees as is available without charge, up on request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov , or by accessing the Fund’s website at www.aptusfund.com.

Aptus Behavioral Momentum ETF

EXPENSE EXAMPLE
For the Six-Months Ended April 30, 2017 (Unaudited)

As a shareholder of Aptus Behavioral Momentum ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2016	April 30, 2017	During the Period(1)
Actual	$1,000.00	$1,084.40	$4.08
Hypothetical (5% annual	$1,000.00	$1,020.88	$3.96
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Aptus Behavioral Momentum ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal period ended April 30, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended April 30, 2017, was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.aptusfund.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aptusfund.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.aptusfund.com.

 (This Page Intentionally Left Blank.)

Adviser
Aptus Capital Advisors, LLC
407 Johnson Avenue
Fairhope, Alabama 36532

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Aptus Behavioral Momentum ETF
Symbol – BEMO
CUSIP – 26922A784

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 4/30/2017
Audit Fees	$14,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 4/30/2017
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/2017
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)  /s/ Paul Fearday
Paul Fearday, President (principal executive officer)

Date    July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul Fearday
  Paul Fearday, President (principal executive officer)

Date    July 6, 2017

By (Signature and Title)* /s/ Kristen Weitzel
  Kristen Weitzel, Treasurer (principal financial officer)

Date    July 6, 2017

* Print the name and title of each signing officer under his or her signature.